Share-Based Payments (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Share-based payment charge	£ 35.1	£ 12.7
Options outstanding	63,138,049		74,262,739